BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing) - Investor Warrants (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 14, 2022	Oct. 28, 2021	Mar. 24, 2021	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 24, 2023	Aug. 02, 2022	Apr. 22, 2022
Class of Warrant or Right [Line Items]
Net proceeds		$ 10,100,000				$ 5,849,266	$ 14,904,569	$ 14,877,332	$ 10,102,874
Warrants, issued, period after purchase agreement closing			136 days
Number of warrants outstanding	33,333
Change in fair value of warrant liability	$ 491,000						(77,237)	(77,237)	$ 12,784,329
Deemed dividend on warrant modification					$ 65,266		$ 65,266	$ 65,266
Bridge Notes
Class of Warrant or Right [Line Items]
Debt Instrument, Face Amount			$ 5,000,000,000,000
Altium Agreement
Class of Warrant or Right [Line Items]
Warrants, exercise price of warrants (in dollars per share)	$ 0.00
ADS
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)										280,000		28,508
Warrants, exercise price of warrants (in dollars per share)					$ 0.00		$ 0.00			$ 60.00	$ 0.00
Number of ADS received for a warrant												1.0
Sale of equity securities, including conversion of "Bridge Notes" (in shares)				583,333	280,000
ADS | Bridge Notes
Class of Warrant or Right [Line Items]
Sale of equity securities, including conversion of "Bridge Notes" (in shares)					2,449
ADS | Altium
Class of Warrant or Right [Line Items]
Number of warrants outstanding											33,333
ADS | Altium Agreement | Altium
Class of Warrant or Right [Line Items]
Warrants, exercise price of warrants (in dollars per share)	$ 0.00
Private Placement
Class of Warrant or Right [Line Items]
Aggregate purchase price		17,000,000.0
Debt Instrument, Face Amount		$ 12,000,000.0
Sale of common stock, including conversion of Bridge Notes		28,508
Private Placement | Bridge Notes
Class of Warrant or Right [Line Items]
Aggregate purchase price		$ 5,000,000.0
Series A Warrants, American Depositary Shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)								28,508
Warrants, exercise price of warrants (in dollars per share)								$ 597
Investor warrants maturity term								5 years
Series B Warrants, American Depositary Shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)								28,508
Warrants, exercise price of warrants (in dollars per share)								$ 3.98
Investor warrants maturity term								2 years
Series C Warrants, American Depositary Shares [Member]
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)								15,931
Warrants, exercise price of warrants (in dollars per share)								$ 3.98
Investor warrants maturity term								2 years